Net premiums earned - Summary of insurance premium revenue explanatory (Parenthetical) (Detail) - Renta Particular Plus [Member] - Interseguro [Member] - PE - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 14, 2019	Dec. 31, 2017
Disclosure Of Insurance Premium Revenue [Line Items]
Percentage of the fund available post retirement			95.50%
Proceeds (payments) as per pension plan	S/ 177,842	S/ 174,632
Retirement premium due	S/ 3,841	S/ 10,469		S/ 24,786